Filed with the U.S. Securities and Exchange Commission on December 15, 2017

1933 Act Registration File No. 333-206240
1940 Act File No. 811- 23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	29	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5208

John Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Marco Adelfio Goodwin Procter LLP 901 New York Avenue, NW Washington, DC 20001

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 29 to the Registration Statement of Series Portfolios Trust (the “Trust”) is being filed for the purpose of introducing two new series to the Trust:  Equable Shares Small Cap Fund (Series 1) and Equable Shares Small Cap Fund (Series 2).

Subject to Completion, December 15, 2017
The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the U.S. Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Equable Shares™

Equable Shares Small Cap Fund (Series 1)

 (Class I [XXXXX])

Equable Shares Small Cap Fund (Series 2)

 (Class I [XXXXX])

Prospectus

[_____________], 2018

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Equable Shares Small Cap Fund (Series 1)
Equable Shares Small Cap Fund (Series 2)

Each a Series of Series Portfolios Trust (the “Trust”)

TABLE OF CONTENTS

Summary Section	1
Equable Shares Small Cap Fund	1
Equable Shares [Name TBD] Fund	4
More Information About the Funds	7
Investment Objectives	7
Principal Investment Strategies	7
Principal Risks of Investing in the Funds	8
Portfolio Holdings	9
Management of the Funds	9
Investment Adviser	9
Portfolio Managers	10
Payments to Financial Intermediaries	10
Shareholder Information	11
Pricing of Fund Shares	11
How to Purchase Fund Shares	12
How to Redeem Fund Shares	14
Account and Transaction Policies	16
Tools to Combat Frequent Transactions	16
Proceeds	17
Check and ACH Clearance	17
Suspension of Redemptions	17
Signature Guarantees	17
Customer Identification Program	18
No Certificates	18
Right to Reject Purchases	18
Redemptions in-Kind	18
Small Accounts	19
Householding	19
Lost Shareholders, Inactive Accounts and Unclaimed Property	19
Distribution of Fund Shares	19
Shareholder Service Plan Fees	19
Dividends, Distributions and their Taxation	20
Other Information	21
Financial Highlights	22

Summary Section

Equable Shares Small Cap Fund (Series 1)

Investment Objective
The Equable Shares Small Cap Fund (Series 1) (the “Fund”) seeks income and capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee (on shares held as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(2)	( )%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	[ ]%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Teramo Advisors, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding taxes, leverage/borrowing interest, interest expense, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.30% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least [___________], 2020 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three fiscal years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Caps (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it has no portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Fund invests in securities representing the U.S. small capitalization equity market, while simultaneously writing (selling) exchange-traded options contracts that reference the same market. Writing call options reduces the Fund’s volatility and increases cash flow, but it limits the Fund’s ability to profit from increases in value of its equity portfolio. The Fund seeks to deliver a targeted return when the U.S. small capitalization equity market is flat or up and to deliver a level of protection when the U.S. small capitalization equity market is down.

Under normal circumstances, the Fund will invest at least 80% of its total assets (plus any borrowings for investment purposes) in securities representing the U.S. small capitalization market. The U.S. small capitalization market is characterized by a broad-based securities index (such as the Russell 2000 Index, which is an index that measures the performance of 2,000 equity securities comprising the U.S. small capitalization market). The Fund may invest in one or more exchange traded funds (“ETFs”), such as the iShares Russell 2000 ETF, to efficiently achieve such representation. However, the Fund may invest directly in the equity securities of small capitalization issuers or in other investment vehicles that provide exposure to the U.S. small capitalization market.

The premium received by the Fund for selling the options, plus any dividends or distributions received from investing in securities representing the U.S. small capitalization market, represent the return the Fund expects to receive if the U.S. small capitalization equity market experiences flat or positive growth over the approximately six-month period that the options are outstanding (the “Holding Period”) and also the amount of expected loss protection provided if the U.S. small capitalization equity market experiences losses over the Holding Period.  Numerical examples illustrating the mechanics of the strategy are provided in “More Information About the Funds – Principal Investment Strategies of the Funds.”

The options that are sold by the Fund have approximately a six-month duration with an at-the-money strike price.  Options sold by the Fund may include FLexible EXchange® Options (“FLEX Options”).  FLEX Options are customized exchange-traded option contracts that are guaranteed for settlement by The Options Clearing Corporation (“OCC”) and provide investors with the ability to customize exercise prices, exercise styles, and expiration dates (for additional information, see “Principal Investments”).

The Fund receives cash in exchange for selling the call options and may invest those proceeds in money market investments, money market funds or other similar short-term investment for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. The Fund may also hold a significant amount of short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.

The Adviser intends to offer multiple series of the same strategy which are offered at different intervals. The Fund will solicit investors until it has reached an asset level at which the Adviser determines that it is prudent and efficient to seek the Fund’s investment objective. At that time, the Fund may then, at the Adviser’s discretion, close to new investments while the Adviser implements the Fund’s strategy and seeks to achieve its objective. Generally, the Fund will not open again to new subscriptions until the expiration of the options at the end of the Holding Period, at which time the Fund seeks to have achieved its targeted return. The Fund may, however, periodically reopen to new investors during the Holding Period if the Adviser determines it is necessary or beneficially to the shareholders, and in accordance with the Fund’s strategy and objective. Pursuant to the requirements of the Investment Company Act of 1940 (the “1940 Act”), shareholders will maintain daily redemption rights.

Table of Contents - Prospectus

The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified fund.”

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

Equity Securities Risk. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Investing in Other Investment Companies Risk. The Fund may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices.  It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of the Fund’s portfolio. The Fund invests in derivatives for hedging and non-hedging purposes. The Fund’s use of derivatives may be subject to the following additional risks.

Volatility Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Options and FLEX Options Risk. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option.

The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options at desired times and prices.

Table of Contents - Prospectus

Writing Covered Call Option Risk.  Writing covered calls may limit the Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Strategy Reset Risk.  Upon the expiration of a Holding Period, the Fund will enter into new options contracts for the next Holding Period.  It is possible that the options entered into by the Fund may not have terms as favorable as those comprising the Fund’s portfolio during the prior Holding Period and may not produce as beneficial an outcome for Fund shareholders.  It is also possible that the Fund may not enter into new options contracts immediately upon the conclusion of the Holding Period as the Fund solicits additional investments. During any such interval the Fund will deviate from its principal investment strategy.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts a guarantor an central counterparty with respect to exchange-traded options. As a result, the ability of the Fund to meets its objective depends on the OCC being able to meet its obligations.

Liquidity Risk.  Liquidity risk occurs when certain investments become difficult to purchase or sell. FLEX Options may be less liquid than certain other securities such as standard exchange-traded options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Additionally, the Fund's investment adviser only recently began managing capital for registered investment companies, which may increase the risks associated with investments in the Fund.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Cyber Security Risk. A breach in cyber security (either intentional or unintentional) may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Holding Period Risk.  The Fund’s investment strategy is designed to achieve the targeted outcomes linked to the U.S. small capitalization market over a Holding Period of approximately six months.  The strategy has been designed to deliver targeted returns linked to the underlying index so long as Fund shares are not redeemed prior to the expiration of the FLEX Options at the end of the Holding Period.  In the event an investor redeems shares prior to the expiration of the FLEX Options, the outcomes realized by the investor may not match those that the Fund seeks to achieve.

Issuer Risk. The value of a security may decline or fail to reach the anticipated growth potential for a number of reasons related to the issue, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical an prospective earnings of the issuer and the value of its assets.

Table of Contents - Prospectus

Large Shareholder Risk.  As with any fund, it is possible that a single shareholder may own or control a significant portion of the Fund’s assets. To the extent this occurs, this would subject the Fund to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its objective. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Due to the Fund’s investment objective and principal investment strategy, it is possible that the Fund may be more suspectible to this risk than other funds.

Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.[_________________].com or by calling the Fund toll-free at 1-[xxx-xxx-xxxx].

Management

Investment Adviser
Teramo Advisors, LLC is the Fund’s investment adviser.

Portfolio Manager
Ronald A. Santella, Chief Executive Officer and Chief Investment Officer, is the portfolio manager responsible for the day-to-day management of the Fund’s portfolio. Mr. Santella has managed the Fund since its inception in [__________] 2018.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail to [Equable Shares Funds], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 1-[xxx-xxx-xxxx] or through a financial intermediary, or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Minimum Initial Investment	$[100,000]
Minimum Subsequent Investment	$[25,000]

Prior to the launch of the Fund and after each Holding Period, the Fund’s principal underwriter will seek new or additional investments in the Fund.  The Fund may also accept new investments during certain other time periods.  The Adviser reserves the right to close the Fund to new investments at any time. As a shareholder of an open-end mutual fund, an investor may redeem shares on any business day.

Table of Contents - Prospectus

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Equable Shares Small Cap Fund (Series 2)

Investment Objective
The Equable Shares Small Cap Fund (Series 2) (the “Fund”) seeks income and capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Redemption Fee (on shares held as a percentage of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	[ ]%
Acquired Fund Fees and Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(2)	( )%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	[ ]%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Teramo Advisors, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed [1.30]% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least [___________], 2020 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three fiscal years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Caps (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it has no portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Fund invests in securities representing the U.S. small capitalization equity market, while simultaneously writing (selling) exchange-traded options contracts that reference the same market. Writing call options reduces the Fund’s volatility and increases cash flow, but it limits the Fund’s ability to profit from increases in value of its equity portfolio. The Fund seeks to deliver a targeted return when the U.S. small capitalization equity market is flat or up and to deliver a level of protection when the U.S. small capitalization equity market is down.

Under normal circumstances, the Fund will invest at least 80% of its total assets (plus any borrowings for investment purposes) in securities representing the U.S. small capitalization market. The U.S. small capitalization market is characterized by a broad-based securities index (such as the Russell 2000 Index, which is an index that measures the performance of 2,000 equity securities comprising the U.S. small capitalization market). The Fund may invest in one or more exchange traded funds (“ETFs”), such as the iShares Russell 2000 ETF, to efficiently achieve such representation. However, the Fund may invest directly in the equity securities of small capitalization issuers or in other investment vehicles that provide exposure to the U.S. small capitalization market.

The premium received by the Fund for selling the options, plus any dividends or distributions received from investing in securities representing the U.S. small capitalization market, represent the return the Fund expects to receive if the U.S. small capitalization equity market experiences flat or positive growth over the approximately six-month period that the options are outstanding (the “Holding Period”) and also the amount of expected loss protection provided if the U.S. small capitalization equity market experiences losses over the Holding Period.  Numerical examples illustrating the mechanics of the strategy are provided in “More Information About the Funds – Principal Investment Strategies of the Funds.”

The options that are sold by the Fund have approximately a six-month duration with an at-the-money strike price.  Options sold by the Fund may include FLexible EXchange® Options (“FLEX Options”).  FLEX Options are customized exchange-traded option contracts that are guaranteed for settlement by The Options Clearing Corporation (“OCC”) and provide investors with the ability to customize exercise prices, exercise styles, and expiration dates (for additional information, see “Principal Investments”).

The Fund receives cash in exchange for selling the call options and may invest those proceeds in money market investments, money market funds or other similar short-term investment for defensive purposes or to preserve the Fund’s ability to capitalize quickly on new market opportunities. The Fund may also hold a significant amount of short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.

The Adviser intends to offer multiple series of the same strategy which are offered at different intervals. The Fund will solicit investors until it has reached an asset level at which the Adviser determines that it is prudent and efficient to seek the Fund’s investment objective. At that time, the Fund may then, at the Adviser’s discretion, close to new investments while the Adviser implements the Fund’s strategy and seeks to achieve its objective. Generally, the Fund will not open again to new subscriptions until the expiration of the options at the end of the Holding Period, at which time the Fund seeks to have achieved its targeted return. The Fund may, however, periodically reopen to new investors during the Holding Period if the Adviser determines it is necessary or beneficially to the shareholders, and in accordance with the Fund’s strategy and objective. Pursuant to the requirements of the Investment Company Act of 1940 (the “1940 Act”), shareholders will maintain daily redemption rights.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

Table of Contents - Prospectus

Equity Securities Risk. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Investing in Other Investment Companies Risk. The Fund may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices.  It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of the Fund’s portfolio. The Fund invests in derivatives for hedging and non-hedging purposes. The Fund’s use of derivatives may be subject to the following additional risks.

Volatility Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Options and FLEX Options Risk. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option.

The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options at desired times and prices.

Table of Contents - Prospectus

Writing Covered Call Option Risk.  Writing covered calls may limit the Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Strategy Reset Risk.  Upon the expiration of a Holding Period, the Fund will enter into new options contracts for the next Holding Period.  It is possible that the options entered into by the Fund may not have terms as favorable as those comprising the Fund’s portfolio during the prior Holding Period and may not produce as beneficial an outcome for Fund shareholders.  It is also possible that the Fund may not enter into new options contracts immediately upon the conclusion of the Holding Period as the Fund solicits additional investments. During any such interval the Fund will deviate from its principal investment strategy.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts a guarantor an central counterparty with respect to exchange-traded options. As a result, the ability of the Fund to meets its objective depends on the OCC being able to meet its obligations.

Liquidity Risk.  Liquidity risk occurs when certain investments become difficult to purchase or sell. FLEX Options may be less liquid than certain other securities such as standard exchange-traded options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Additionally, the Fund's investment adviser only recently began managing capital for registered investment companies, which may increase the risks associated with investments in the Fund.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Cyber Security Risk. A breach in cyber security (either intentional or unintentional) may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Holding Period Risk.  The Fund’s investment strategy is designed to achieve the targeted outcomes linked to the U.S. small capitalization market over a Holding Period of approximately six months.  The strategy has been designed to deliver targeted returns linked to the underlying index so long as Fund shares are not redeemed prior to the expiration of the FLEX Options at the end of the Holding Period.  In the event an investor redeems shares prior to the expiration of the FLEX Options, the outcomes realized by the investor may not match those that the Fund seeks to achieve.

Issuer Risk. The value of a security may decline or fail to reach the anticipated growth potential for a number of reasons related to the issue, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical an prospective earnings of the issuer and the value of its assets.

Table of Contents - Prospectus

Large Shareholder Risk.  As with any fund, it is possible that a single shareholder may own or control a significant portion of the Fund’s assets. To the extent this occurs, this would subject the Fund to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its objective. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Due to the Fund’s investment objective and principal investment strategy, it is possible that the Fund may be more suspectible to this risk than other funds.

Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.[_________________].com or by calling the Fund toll-free at 1-[xxx-xxx-xxxx].

Management

Investment Adviser
Teramo Advisors, LLC is the Fund’s investment adviser.

Portfolio Manager
Ronald A. Santella, Chief Executive Officer and Chief Investment Officer, is the portfolio manager responsible for the day-to-day management of the Fund’s portfolio. Mr. Santella has managed the Fund since its inception in [__________] 2018.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail to [Equable Shares Funds], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 1-[xxx-xxx-xxxx] or through a financial intermediary, or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Minimum Initial Investment	$[100,000]
Minimum Subsequent Investment	$[25,000]

Prior to the launch of the Fund and after each Holding Period, the Fund’s principal underwriter will seek new or additional investments in the Fund.  The Fund may also accept new investments during certain other time periods.  The Adviser reserves the right to close the Fund to new investments at any time. As a shareholder of an open-end mutual fund, an investor may redeem shares on any business day.

Table of Contents - Prospectus

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

More Information About the Funds

Investment Objectives

The investment objective of each Fund is not fundamental and may be changed without the approval of a Fund’s shareholders. The Trust, however, will provide shareholders with 30 days’ prior notice of any such change.

Principal Investment Strategies of the Funds

Under normal circumstances, the Funds will invest at least 80% of of their respective total assets (plus any borrowings for investment purposes) in securities representing the U.S. small capitalization equity market while simultaneously writing (selling) exchange-traded options contracts that reference the same market.

The Funds may invest in one or more exchange traded funds (“ETFs”), such as the iShares Russell 2000 ETF, to efficiently gain exposure to the the U.S. small capitalization market. However, the Funds may invest directly in the equity securities of small capitalization issuers or in other investment vehicles that provide exposure to the U.S. small capitalization market. The U.S. small capitalization market is characterized by a broad-based securities index (such as the Russell 2000 Index, which is an index that measures the performance of 2,000 equity securities comprising the U.S. small capitalization market).

The Fund seeks to deliver a targeted return when the U.S. small capitalization equity market is flat or up and to deliver a level of protection when the U.S. small capitalization equity market is down. A “target return” seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time.  To do this, the Fund will utilize a covered call. Covered call writing is the simultaneous purchase of stock and sale of a call option on that stock. The writer receives cash for selling the call but will be obligated to sell the stock at the call’s strike price if the option expires “in-the-money,” thereby capping further upside stock price participation. If the option is in-the-money, the upside profit potential is limited to the premium received from the call’s sale. If the price of the underlying asset decreases and the call expires out-of-the-money and with no value, the premium received provides a buffer against any loss. Therefore, the return profile of each Fund is symmetrical as the potential upside is the same as the buffer provided.

Five hypotheticals provide a numerical illustration.  They are not intended to represent intended performance. They have been provided to illustrate the mechanics of the strategy. In each scenario, a Fund has purchased 100 shares of an index-tracking ETF at $100 and simultaneiously sold a FLEX Option, priced at $8,  referening the index-tracking ETF at a strike price of $100. The Fund receives $800 in call option premium by selling the FLEX Option. The ETF pays no dividends, and the Fund is fully invested.

Scenario	ETF Performance	Beginning Value	Option Premium	ETF Gain/Loss	Option Gain/Loss	Total Gain/Loss	Fund Performance*
1	+15%	$10,000	$800	$1,500	-$1,500	$800	8.70%
2	+5%	$10,000	$800	$500	-$500	$800	8.70%
3	Flat	$10,000	$800	$0	$0	$800	8.70%
4	-5%	$10,000	$800	-$500	$0	$300	3.26%
5	-15%	$10,000	$800	-$1,500	$0	-$700	-7.61%

* Note that because the Fund is fully invested, the Fund performance reflects a return based on the total capital required to faciliatate the trade. In all scenarios above, this is represented by the total cost of the ETF, $10,000 (100 shares x $100), minus the option premium of $800 ($8 x 100 shares), or $9,200.

Table of Contents - Prospectus

Principal Investments

Options Contracts

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index.  Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.

FLEX Options.  FLEX Options are customized option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over the counter options positions.  Like traditional exchange traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Funds will invest are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The FLEX Options are listed on the Chicago Board Options Exchange.  FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American style exercisable any time prior to the expiration date or European style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over the counter options positions.  Each option contract entitles the holder thereof (i.e., the purchaser of the option) to purchase (for the call options) or sell (for the put options) the asset (or deliver cash value of the index, in case of an index option) at a certain defined price.

Exchange-Traded Funds

ETFs are registered investment companies that trade on a securities exchange. The shares of ETFs may, at times, trade at a premium or discount to their net asset value. In addition, a Fund will incur brokerage costs when purchasing and selling shares of ETFs. As a shareholder in an ETF, a Fund will bear its ratable share of the ETF’s expenses, and would remain subject to payment of the ETF’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses. Securities of ETFs may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged securities.

Generally, investments in ETFs are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund.  The Funds may rely on these exemptive orders in order to invest in unaffiliated ETFs, if necessary, beyond the foregoing statutory limitations. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.

Principal Risks of Investing in the Funds

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund. The principal risks of each Fund have been previously identified and are described below.

Equity Securities Risk. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Table of Contents - Prospectus

Investing in Other Investment Companies Risk. The Funds may invest in shares of investment companies, including ETFs. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When a Fund invests in investment company securities shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by a Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices.  It is possible in certain situation that the use of derivatives (such as options) may have the effect of increasing the volatility of a Fund’s portfolio. The Funds invest in derivatives for hedging and non-hedging purposes. A Fund’s use of derivatives may be subject to the following additional risks.

Volatility Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Options and FLEX Options Risk. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, a Fund might not be able to effect an offsetting transaction in a particular option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the security or other instrument underlying the option that the writer must purchase or deliver upon exercise of the option.

The Funds expect to utilize FLEX Options issued and guaranteed for settlement by the OCC. A Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than other securities such as standardized options. In less liquid market for the FLEX Options, a Fund may have difficulty closing out certain FLEX Options at desired times and prices.

Writing Covered Call Option Risk.  Writing covered calls may limit a Fund’s ability to participate in price increases of the underlying securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks overtime. In addition, a Fund’s ability to sell the underlying securities will be limited while the option is in effect unless a Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, a Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in a Fund is unable or unwilling to meet its obligation on the security. The OCC acts a guarantor an central counterparty with respect to exchange-traded options. As a result, the ability of a Fund to meets its objective depends on the OCC being able to meet its obligations.

Table of Contents - Prospectus

Liquidity Risk.  Liquidity risk occurs when certain investments become difficult to purchase or sell. FLEX Options may be less liquid than certain other securities such as standard exchange-traded options.  In less liquid market for the FLEX Options, a Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

New Fund Risk. As of the date of this Prospectus, the Funds have no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies. Additionally, the Funds’ investment adviser only recently began managing capital for registered investment companies, which may increase the risks associated with investments in the Funds.

Non-Diversification Risk. The Funds are non-diversified under federal securities laws, which means that the Funds may invest a relatively high percentage of its assets in a limited number of issuers. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. Each Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Cyber Security Risk. A breach in cyber security (either intentional or unintentional) may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Holding Period Risk.  The Fund’s investment strategy is designed to achieve the targeted outcomes linked to the U.S. small capitalization market over a Holding Period of approximately six months.  The strategy has been designed to deliver targeted returns linked to the underlying index so long as Fund shares are not redeemed prior to the expiration of the FLEX Options at the end of the Holding Period.  In the event an investor redeems shares prior to the expiration of the FLEX Options, the outcomes realized by the investor may not match those that the Fund seeks to achieve.

Issuer Risk. The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. When the issuer of a security implements strategic initiatives, including mergers, acquisitions and dispositions, there is the risk that the market response to such initiatives will cause the share price of the issuer’s securities to fall.

Large Shareholder Risk.  As with any fund, it is possible that a single shareholder may own or control a significant portion of the Fund’s assets. To the extent this occurs, this would subject the Fund to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its objective. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Due to the Fund’s investment objective and principal investment strategy, it is possible that the Fund may be more suspectible to this risk than other funds.

Small Capitalization Company Risk. The Fund may be subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole.  Generally, securities of companies with smaller market capitalizations trade in lower volumes, may be less liquid, and may be more susceptible to market fluctuations than securities of larger, more established companies. Accordingly, it may be difficult for the Fund to sell securities of small capitalization companies at a desired time or price. In addition, smaller companies may have inexperienced management and limited product lines or markets, be less financially secure than larger companies, or depend on a smaller number of key personnel. Thus, smaller companies may be more negatively affected by adverse developments to these product lines or markets and key personnel than would larger companies.

Table of Contents - Prospectus

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information (“SAI”).

Management of the Funds

Investment Adviser

The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Teramo Advisors, LLC located at 1016 Collier Center Way, Suite 106, Naples, Florida 34110. The Adviser is an SEC-registered investment advisory firm formed in [    ] and provides investment advisory services to the Funds.

Subject to the supervision of the Board, the Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies. The Adviser also maintains records related to the advisory services provided to the Funds and provides most of the personnel needed to fulfill its obligations under the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the incremental advisory fee schedule below based on the average daily net assets of each respective Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

In addition, the Adviser has agreed to reduce its management fees, and may reimburse each Fund for certain operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding taxes, leverage/borrowing interest, interest expense, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.30% of the respective Fund’s average daily net assets.

The Expense Cap will remain in effect with respect to a Fund, provided the Adviser continues as the investment adviser of each Fund, through at least [___________], 2020, and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Board or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from a Fund for three fiscal years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

A discussion regarding the basis of the Board’s initial approval of the Advisory Agreement between the Adviser and the Trust will be available in the Funds’ first semi-annual report to shareholders.

The Funds, each a series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

Table of Contents - Prospectus

Portfolio Managers

Ronald A. Santella
Portfolio Manager
Chief Executive Officer and Chief Investment Officer

Mr. Santella has over thirty years of experience in the financial markets as a successful entrepreneur and business owner and has served as the portfolio manager of the Funds since their inception.

Mr. Santella started his career in 1985 at O’Connor and Associates in Chicago as a listed options trader. In 1986 he joined Grace Brothers as the head trader and portfolio manager for arbitrage strategies. In 1990, Mr. Santella founded and managed a hedge fund primarily focused on convertible bond and volatility arbitrage strategies.

After a successful tenure of managing a series of hedge funds over the next 15 years, Mr. Santella established a family office in 2005 to invest his own capital, along with a limited number of partners’ capital, in alternative investment strategies.

In 2008, Mr. Santella took the helm as CEO of Fox River Execution, an institutional brokerage firm, based in Geneva, Illinois.   Under his leadership, Fox River aggressively grew its customer base, revenues and profit over a 2-year period; which resulted in the ultimate sale of the firm to SunGard in July of 2010.

Since leaving SunGard in 2011, Mr. Santella has consulted with Woori Bank of Korea, SkyBridge Capital and ED&F Man Capital Markets to provide solutions and create products in alternatives, mutual funds and execution services for UIT sponsors.

The Funds’ SAI provides additional information about Mr. Santella’s compensation, other accounts managed, and ownership of Fund shares.

Payments to Financial Intermediaries

The Funds may pay service fees to financial intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts, or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments to financial intermediaries who sell shares of the Funds. These payments and compensation are in addition to service fees paid by the Funds, if any. Payments are generally made to financial intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the financial intermediary. Payments may also be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. Compensation may be paid as an expense reimbursement in cases in which the financial intermediary provides shareholder services to the Funds. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Shareholder Information

Pricing of Fund Shares

Net Asset Value

Shares of the Funds are sold at each Fund’s net asset value (“NAV”). The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. A Fund’s share price is ordinarily calculated as of the scheduled close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

Table of Contents - Prospectus

All shareholder transaction orders received in good order (as described below under “Good Order Purchase Requests”) by the transfer agent, or an authorized financial intermediary by the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, will be processed at the applicable price on that day. Transaction orders received after the close of the NYSE will receive the applicable price on the next business day. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV). In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing

Occasionally, market quotations are not readily available, are unreliable, or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. A Fund’s investments in smaller or medium capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies. It is anticipated that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

How to Purchase Fund Shares

Prior to the launch of each Fund and after each Fund’s Holding Period, the Funds’ principal underwriter will seek new or additional investments.  The Funds may also accept new investments during certain other time periods.  The Adviser reserves the right to close the Funds to new investments at any time. As a shareholder of an open-end mutual fund, an investor may redeem shares on any business day.

Investment Minimums

To purchase shares of the Funds, you must make at least the minimum initial or subsequent investment as shown in the table below.

Table of Contents - Prospectus

Minimum Initial Investment	$[100,000]
Minimum Subsequent Investment	$[25,000]

Minimum initial and subsequent purchase amounts may be reduced or waived by the Adviser for specific investors or types of investors, including, without limitation, employee benefit plan investors, retirement plan investors, investors who invest in a Fund through an asset-based fee program made available through a financial intermediary, customers of investment advisers, brokers, consultants and other intermediaries that recommend the Funds, current and former employees of the Adviser and its affiliates and their family members, investment advisory clients of the Adviser, and current or former Trustees of the Trust and their family members. Certain financial intermediaries also may have investment minimums, which may differ from a Fund’s minimums, and may be waived at the intermediaries’ discretion. If your investment is aggregated into an omnibus account established by an investment adviser, broker, consultant or other financial intermediary, the account minimums apply to the omnibus account, not to your individual investment.

Good Order Purchase Requests

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund;
•	the class of shares to be purchased;
•	the dollar amount of shares to be purchased;
•	your account application or investment stub; and
•	a check payable to the name of the Fund, or a wire transfer received by the Funds.

All purchases by check must be in U.S. dollars and drawn on U.S. banks. The Funds will not accept payment in cash or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, the transfer agent will assess a $25 fee against your account. You will also be responsible for any losses suffered by a Fund as a result.

An account application to purchase Fund shares is subject to acceptance by the Funds and is not binding until so accepted. The Funds reserve the right to reject any account application or to reject any purchase order if, in their discretion, it is in the Funds’ best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund. Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below. Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation. Please note that if any information listed above is missing, your account application will be returned and your account will not be opened.

Upon acceptance by the Funds, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern Time) will be processed at the applicable price next calculated after receipt. Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern Time) will be priced on the next business day.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Table of Contents - Prospectus

Purchase by Mail. For direct investments through the Funds’ transfer agent, you should:
•	Complete and sign the account application;
•	To open an account, write a check payable to the name of the Fund;
•	Send your account application and check to one of the addresses listed below;
•
For subsequent investments, detach the Invest by Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the Funds in the envelope provided with your statement or to one of the addresses noted below. Write your account number on the check. If you do not have the Invest by Mail form from your confirmation statement, include the Fund name, your name, address and account number on a separate piece of paper.

Regular Mail	Overnight or Express Mail
[Equable Shares Funds]	[Equable Shares Funds]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order or request is received at the transfer agent’s offices.

Purchase by Wire. If you are making your first investment in a Fund, before you wire funds, please contact the transfer agent by phone to make arrangements with a representative to submit your completed account application via mail or overnight delivery. Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-[xxx-xxx-xxxx].

For either initial or subsequent investments, prior to sending the wire, please call the transfer agent at 1-[xxx-xxx-xxxx] to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund, and your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: [Teramo Funds]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire. You will receive the NAV for the day when your wired funds have been received by the transfer agent. Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing. Wires received after the close of the NYSE will be considered received by the next business day. The Funds and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchase by Telephone. If you did not decline telephone transactions on your account application, if you included a voided check or savings deposit slip, and your account has been open for at least 15 calendar days, you may purchase additional shares in the amount of $[25,000] or more from your bank account upon request by telephoning the Funds toll-free at 1-[xxx-xxx-xxxx]. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to the close of the NYSE, generally 4:00 p.m. Eastern Time, shares will be purchased at the NAV next calculated. For security reasons, requests by telephone are recorded.

Table of Contents - Prospectus

Purchases through Financial Intermediaries. You may buy and sell shares of a Fund through certain financial intermediaries. Such financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. Your order will be priced at a Fund’s NAV next computed after it is received by a financial intermediary. A financial intermediary may hold your shares in an omnibus account in the financial intermediary’s name and the financial intermediary may maintain your individual ownership records. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. Your financial intermediary may impose investment minimum requirements that are different from those set forth in this Prospectus. The Funds may pay the financial intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. The Funds will be deemed to have received a purchase order when a financial intermediary, or its authorized designee, receives the order. If you transmit your order with these financial intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the financial intermediary. Investors should check with their financial intermediary to determine if it is subject to these arrangements.

Cancellations or Modifications. The Funds will not accept a request to cancel or modify a written transaction once processing has begun. Please exercise care when placing a transaction request.

How to Redeem Fund Shares

Redeeming Shares. If you redeem through a financial intermediary, the financial intermediary may charge you a transaction fee. If you purchased your shares by check or electronic funds transfer through the ACH network, you may not receive your redemption proceeds until your purchase amount has cleared, which may take up to 15 calendar days. Redemptions will be processed only on a day during which the NYSE is open for business. You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the ACH network. The Funds typically expect that it will take one to three days following the receipt of your redemption request in good order and prior to market close to pay out redemption proceeds. However, while not expected, payment of redemption proceeds may take up to seven days.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of a Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to redeem in-kind as described below in “Redemptions in-Kind.” Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Please note that certain fees may apply depending on the timing or manner in which you redeem shares (see the section entitled “Tools to Combat Frequent Transactions” in this Prospectus for more information). Requests to redeem shares are processed at the NAV next calculated after the transfer agent or your financial intermediary receives your request in good order.

Table of Contents - Prospectus

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts may be redeemed by telephone at 1-[xxx-xxx-xxxx]. Investors will be asked whether or not to withhold taxes from any distribution.

Redeem by Mail

To redeem by mail, please:

•	Provide your name and account number;
•	Specify the number of shares or dollar amount to be redeemed and the Fund name or number;
•
Sign the redemption request (the signature must be exactly the same as the one on your account application). Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and

•	Send your request to the appropriate address as given under “Purchase by Mail”.

Redeem by Telephone. Unless you declined the option on your account application, you may redeem your shares of a Fund by telephone up to $[100,000]. In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Funds’ transfer agent a written request. The request must be signed by each shareholder of the account. The transfer agent may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. To redeem by telephone, call the transfer agent at 1-[xxx-xxx-xxxx] between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time on a day the NYSE is open for business. Shares of a Fund will be sold in your account at the NAV determined on the day your order is placed prior to [market close (generally 4:00 p.m. Eastern Time)]; any redemption requests made after market close will receive a Fund’s next calculated NAV price.

Before executing an instruction received by telephone, the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. The Funds may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Funds nor their transfer agent will be held liable if you are unable to place your trade due to high call volume.

Through a Financial Intermediary. You may redeem a Fund’s shares through your financial intermediary. Redemptions made through a financial intermediary may be subject to procedures established by that institution. Your financial intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds. For redemption through financial intermediaries, orders will be processed at the NAV next effective after receipt of the order by the financial intermediary. Please keep in mind that your financial intermediary may charge additional fees for its services. Investors should check with their financial intermediaries to determine if they are subject to these arrangements.

Cancellations and Modifications. The Funds will not accept a request to cancel or modify a written transaction once processing has begun. Please exercise care when placing a transaction request.

Table of Contents - Prospectus

Account and Transaction Policies

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all of the Funds’ shareholders. The Board has adopted policies and procedures reasonably designed to detect and prevent market timing and excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing when appropriate, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available or are unreliable. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order (including exchanges), in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in a Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice. A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in this Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

 Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.

In this regard, the Funds have entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies. However, the Funds cannot guarantee the accuracy of the information provided to them from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Proceeds

Proceeds will generally be sent no later than seven calendar days after the Funds receive your redemption request. If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your account application. The minimum wire amount is $[1,000] and there is a $[15] fee for each wire transfer. When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

Table of Contents - Prospectus

Check and ACH Clearance

The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase by check or electronic funds transfer through the ACH network until the payment for the purchase clears. If the purchase amount does not clear, you may be responsible for any losses suffered by a Fund as well as a $25 service charge imposed by the transfer agent.

Suspension of Redemptions

The Funds may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees

The transfer agent may require a signature guarantee for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions. A signature guarantee of each owner, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	For all redemptions in excess of $50,000, unless paid via wire;
•	When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Customer Identification Program

Please note that, in compliance with the USA PATRIOT Act of 2001, the transfer agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the transfer agent may not be able to open your account. Please contact the transfer agent at 1-[xxx-xxx-xxxx] if you need additional assistance when completing your account application. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserve the right to temporarily limit additional share purchases, close your account or take any other action it deems reasonable or required by law. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Table of Contents - Prospectus

No Certificates

The Funds do not issue share certificates.

Right to Reject Purchases

The Funds reserve the right to reject any purchase in whole or in part. The Funds may cease taking purchase orders at any time when the Adviser believes it is in the best interest of the current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Funds for the short-term when the markets are highly volatile.

Redemptions in-Kind

The Funds generally pay redemption proceeds in cash. However, the Funds reserve the right to pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind). It is not expected that the Funds would do so except during unusual market conditions. If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts

To reduce expenses, the Funds may redeem an account if the total value of the account falls below $[5,000] due to redemptions. An investor will be given 30 days’ prior written notice of this redemption. During that period, an investor may purchase additional shares to avoid the redemption. Automatic redemption of your account may result in tax consequences. Please see “Dividends, Distributions and Their Taxation” below.

Householding

In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at 1-[xxx-xxx-xxxx] to request individual copies of these documents. The Funds will begin sending individual copies 30 calendar days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 1-[xxx-xxx-xxxx] to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

Table of Contents - Prospectus

Distribution of Fund Shares

Shareholder Service Plan Fees

[The Trust has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which, the Adviser is authorized to engage financial institutions, securities dealers and other industry professionals to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds. As compensation for services provided pursuant to the Shareholder Servicing Plan, each Fund will pay an aggregate fee equal to [0.10]% of the average daily net asset value of each Fund’s shares.]

Dividends, Distributions and their Taxation

If you redeem your Fund shares, part of your redemption proceeds may represent your allocable share of the distributions made by a Fund relating to that tax year. You will be informed annually of the amount and nature of a Fund’s distributions. If you sell or exchange your Fund shares, it is a taxable event for you. An exchange of shares is treated as a taxable sale. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year.  Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such shares.  Any loss realized on a sale will be disallowed to the extent shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Fund shares. You are responsible for any tax liabilities generated by your transaction. The Internal Revenue Code of 1986, as amended, limits the deductibility of capital losses in certain circumstances.

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from a Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from a Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time a Fund has held the security and not the length of time you have held shares in a Fund. For noncorporate shareholders, long-term capital gains are generally taxable at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets).

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale of shares of a Fund).  This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Distributions paid in January but declared by a Fund in October, November or December of the previous year payable to shareholders of record in such a month may be taxable to you in the previous year.

You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Table of Contents - Prospectus

The Funds intend to pay dividends from net investment income and to distribute all net realized capital gains at least annually. In addition, the Funds may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. However, no assurances can be given that distributions will be sufficient to eliminate all taxes. Please note, however, that the objective of each of the Funds is growth of capital, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

When a dividend or capital gain is distributed, a Fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that either dividends or capital gains or both be paid in cash. If you elect to receive distributions and/or dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of a Fund.

The election to receive dividends or reinvest them may be changed by writing to the Funds at:

Teramo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may also change your distribution election by telephoning the Funds at 1-[xxx-xxx-xxxx].

In order to allow sufficient processing time for a change in distribution elections, any change must be received at least 5 days prior to the record date for the distribution.

By law, the Funds must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. You may choose a method other than the Funds’ standing method at the time of your purchase or upon sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules may apply to them.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Fund shares. Consult your personal tax adviser about the potential tax consequences of an investment in Fund shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Table of Contents - Prospectus

Other Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, administrator and distributor, who provide services to the Funds. Shareholders of the Funds are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such contractual arrangements against the service providers or to seek any remedy under such contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Closing the Funds. The Board of Trustees retains the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, and in consultation with the Adviser, the Board of Trustees may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Financial Highlights

Because the Funds have recently commenced operations, there are no financial highlights available at this time.

Table of Contents - Prospectus

INVESTMENT ADVISER
Teramo Advisors, LLC
1016 Collier Center Way, Suite 106
Naples, Florida 34110

PRINCIPAL UNDERWRITER
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
 AND DIVIDEND PAYING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
[___________]

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue, NW
Washington, DC 20001

Table of Contents - Prospectus

PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires their third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Table of Contents - Prospectus

Equable Shares Small Cap Fund (Series 1)
Equable Shares Small Cap Fund (Series 2)

Each a Series of Series Portfolios Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports, when available, will provide additional information about the Funds’ investments. The annual reports will contain a discussion of the market conditions and investment strategies that affected each Fund’s performance during the Funds’ prior fiscal period.

The SAI and the Shareholder Reports, when available, will be available free of charge on the Funds’ website at www.mprovedalts.com. You can obtain a free copy of these documents, when available, and the SAI, request other information, or make general inquiries about the Funds by calling the Fund (toll-free) at 1-[xxx-xxx-xxxx] or by writing to:

[Teramo Funds]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-23084)

Table of Contents - Prospectus

Subject to Completion, December 15, 2017
The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the U.S. Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Equable Shares™

STATEMENT OF ADDITIONAL INFORMATION

[___________________], 2018

Equable Shares Small Cap Fund (Series 1)
[TICKER]

Equable Shares Small Cap Fund (Series 2)
[TICKER]

Teramo Advisors, LLC
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-[xxx-xxx-xxxx]

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus of the Equable Shares Small Cap Fund (Series 1) and Equable Shares Small Cap Fund (Series 2) (each a “Fund” and together the “Funds”), each a series of Series Portfolios Trust (the “Trust”), dated [____________], 2018, as may be supplemented from time to time, which is incorporated by reference into this SAI.

You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above. Investors in the Funds will be informed of the Funds’ progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Since the Funds had not commenced operations prior to the date of this SAI, no financial statements are available. Once available, copies of the Funds’ annual and semi-annual reports to shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

THE TRUST

The Trust is a Delaware statutory trust organized on July 27, 2015, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Declaration of Trust, as amended and/or restated to date (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any Trustee or Trust officer held personally liable for obligations of the Funds or the Trust. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible claims and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, and do not share the same investment adviser with any other series of the Trust.

Non-Diversification of Investments
Each Fund is “non-diversified” under the 1940 Act, which means that there is no restriction as to how much a Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), each Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund’s total assets. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

INVESTMENT POLICIES AND RISKS

The Funds’ principal investment strategies utilized by the Funds’ Adviser (defined below) and the principal risks associated with the same are set forth in the Funds’ Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Funds may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to a particular Fund. The following strategies and risks apply to the Funds directly or indirectly through their investments in derivatives.

Table of Contents - Statement of Additional Information

Information Regarding the Funds’ Investment Strategies and Risks

Equity Securities
Equity securities in which the Funds invest may nclude common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock
Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock
Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stocks may receive dividends but payment is not guaranteed. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks include a lack of voting rights and the Funds’ Adviser may incorrectly analyze the security, resulting in a loss to a Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Funds. Preferred stock may also be convertible into the common stock of the issuer. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Funds may invest in preferred stock with any or no credit rating. Preferred stock market value may change based on changes in interest rates.

Investment Companies
Each Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange-traded funds (“ETFs”). Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act. With certain exceptions, Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund (such limits do not apply to investments in money market funds). However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by a Fund and all affiliated persons of such Fund; and (ii) a Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public offering price that includes a sales load of more than 1 ½%. Rule 12d1-3 under the 1940 Act provides, however, that a Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Table of Contents - Statement of Additional Information

If a Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by such Fund, a Fund will either seek instruction from its shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund in the same proportion as the vote of all other holders of the securities of the investment company. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. To the extent a Fund is unable to redeem such shares within 7 days of a redemption request, the shares will be deemed illiquid and subject to the limitation that a Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund will also bear its pro rata portion of the advisory and operational expenses incurred indirectly through its investments in other investment companies.

Exchange Traded Funds. ETFs are funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Adviser to a Fund may believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent that a Fund invests in a sector product, a Fund is subject to the risks associated with that sector.

Derivatives
Each Fund may use derivative instruments for various reasons, including for investment purposes; to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; for tax purposes; and/or to hedge against market movements. The information below contains general additional information about derivatives.

Certain Investment Techniques and Derivatives Risks. When a Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options, an investment in a Fund may be more volatile than investments in other mutual funds. The Funds may use such investment techniques and derivatives to minimize risk to a Fund, gain exposure to a security or market, and/or to enhance returns. Implementation of such techniques and derivative strategies or unusual market conditions could, under certain circumstances, result in significant losses to a Fund. Derivatives may be used to limit risk in a Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Table of Contents - Statement of Additional Information

Options on Securities. Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor’s 100® Index. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE, and the Philadelphia Stock Exchange.

Table of Contents - Statement of Additional Information

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, a Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, a Fund will realize a gain if the premium received by a Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and a Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. Also, there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by a Fund.

Table of Contents - Statement of Additional Information

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. Each Fund must comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount. Under current SEC guidelines, each Fund must segregate assets to cover transactions in which a Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

United States Government Obligations
These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. Each Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

Table of Contents - Statement of Additional Information

United States Government Agency Securities
These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Illiquid and Restricted Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Table of Contents - Statement of Additional Information

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Trust’s Board, the Adviser of the Funds may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers that purchase or sell the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of potential purchasers; and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Fund’s Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Cybersecurity and Operational Risk
With the increased use of technologies such as the Internet to conduct business, the Funds and their service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.

Table of Contents - Statement of Additional Information

Temporary Defensive Positions
Each Fund, as well as the underlying investment companies in which that Fund invests, may, from time to time, take temporary defensive positions that are inconsistent with a Fund’s investment objective and principal investment strategies in an attempt to respond to adverse or unstable market, economic, political, or other conditions when the Adviser deems it appropriate to do so. During such an unusual set of circumstances, a Fund (or its underlying investment companies) may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities). When a Fund (or its underlying investment companies) takes a temporary or defensive position, a Fund may not be able to pursue or achieve its investment objective.

Liquidation of a Fund
The Board may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in a Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of a Fund. A shareholder of the liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Regulatory Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. While there continues to be uncertainty about the full impact of recent regulatory changes, each Fund will likely be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future.

INVESTMENT RESTRICTIONS
The investment restrictions applicable to a Fund are set forth below and are either fundamental or non-fundamental. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental policies or restrictions may be changed by the Board without shareholder approval.

Table of Contents - Statement of Additional Information

Fundamental Investment Restrictions

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% or more of the shares of a Fund present at a meeting at which the holders of more than 50% of a Fund’s outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of a Fund.

As a matter of fundamental policy:

1.
Each Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.
Each Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.
Each Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.
Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except to the extent that the U.S. small capitalization market is concentrated in a particular industry. Additionally, each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.

5.
Each Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.
Each Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.
Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

Table of Contents - Statement of Additional Information

8.
Each Fund may not purchase the securities of any issuer if, as a result, a Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, except to the extent that a Fund may be permitted to do so by the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time, exemptive order, SEC release, no-action letter or similar relief or written interpretations.

Percentage and Rating Restrictions

Except with respect to borrowing and liquidity, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus will be adhered to at the time of investment. Later changes in the percentage or rating resulting from any cause other than actions by the Funds will not be considered a violation of a Fund’s investment restrictions. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, a Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, a Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

Additional Information Regarding Fundamental Investment Restrictions

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Funds’ fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Funds.

Senior Securities and Borrowing. The 1940 Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that a Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of a Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, a Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when a fund engages in such transactions, the fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The fundamental restriction in (2) above will be interpreted to permit the Funds to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Funds to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Table of Contents - Statement of Additional Information

For purposes of the Funds’ fundamental investment restriction with respect to borrowing, the entry into options, forward contracts, futures contracts, swaps, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Funds’ concentration policy, a Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, an investment company is a “diversified company” if, as to 75% of its total assets, it does not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company. For purposes of the Funds’ diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

Since the Funds intend to qualify as “regulated investment companies” under Subchapter M of the Code, each Fund will limit its investment so that at the close of each quarter of the taxable year, (1) not more than 25% of a Fund’s total assets will be invested in the securities of a single issuer, and (2) at least 50% of its total assets is invested in cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and securities not representing more than 5% of a Fund’s total assets and which do not represent more than 10% of the issuer’s outstanding voting securities.

Underwriting. The 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

Table of Contents - Statement of Additional Information

PORTFOLIO TURNOVER

The frequency of a Fund’s portfolio transactions (the portfolio turnover rate) will vary from year to year depending on many factors. Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Each Fund’s annual portfolio turnover rate will be included in the “Financial Highlights” section of the Funds’ Prospectus following the commencement of Fund operations.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The Adviser has also adopted a policy with respect to disclosure of each Fund’s portfolio holdings (the “Adviser’s Policy”). Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of each Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Funds. After due consideration, the Adviser and the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”) is authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of each Fund’s shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering the approval of any amendment to the Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds may provide their complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

Table of Contents - Statement of Additional Information

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Funds, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principle business address of each Trustee is c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Koji Felton (born 1961)	Trustee	Indefinite Term; Since September 2015	Counsel, Kohlberg Kravis Roberts & Co. L.P. (2013-2015); Counsel, Dechert LLP (2011-2013).	[2]	None

Table of Contents - Statement of Additional Information

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Debra McGinty-Poteet (born 1956)	Trustee	Indefinite Term; Since September 2015	Retired.	[2]	Independent Trustee, First Western Funds Trust (Since May 2015); Inside Trustee, Brandes Investment Trust, Chair and President (2000-2012); Director, Inside Trustee, Brandes Funds LTD (2002-2012).
Daniel B. Willey (born 1955)	Trustee	Indefinite Term; Since September 2015.	Retired. Chief Compliance Officer, United Nations Joint Staff Pension Fund (2009 - 2017)	[2]	None
Interested Trustee
Dana L. Armour(3) (born 1968)	Chair, Trustee	Indefinite Term; Since September 2015.	Executive Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Senior Vice President (2010 – 2013).	[2]	None
Officers of the Trust
John J. Hedrick (born 1977)	President and Principal Executive Officer	Indefinite Term; Since September 2015.	Vice President, U.S. Bancorp Fund Services, LLC (since 2011); Assistant Vice President (2007 – 2011).	Not Applicable	Not Applicable
David A. Cox (born 1982)	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2011).	Not Applicable	Not Applicable

Table of Contents - Statement of Additional Information

Name and Year of Birth	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Jennifer E. Kienbaum (born 1979)	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 2017.	Vice President, U.S. Bancorp Fund Services, LLC (since 2016); CCO, Catholic Financial Services Corp (2007-2012).	Not Applicable	Not Applicable
Alia M. Vasquez (born 1980)	Secretary	Indefinite Term; Since September, 2015.	Vice President, U.S. Bancorp Fund Services, LLC, (since 2015), Assistant Vice President (2010-2015).	Not Applicable	Not Applicable
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of [  ], the Trust was comprised of [  ] portfolios (including the Funds) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Ms. Armour, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer provides reports as to financial reporting matters and the President provides reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Table of Contents - Statement of Additional Information

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Governance and Nominating Committee, an Audit Committee, which also serves as the Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees.” The Board is comprised of one Interested Trustee and three Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Governance and Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees. The Chair of the Board is an Interested Trustee. The Board has determined not to appoint a lead Independent Trustee; however, the Independent Trustees are advised by independent counsel. The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Chair of the Board positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. The Board reviews its structure and the structure of its committees annually. Given the specific characteristics of the Trust, as described above, the Board has determined that the structure of the Interested Chair, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the CCO to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Koji Felton. Mr. Felton has served as a Trustee since 2015 and has substantial experience with the mutual fund industry and familiarity with federal securities laws and regulations. Mr. Felton’s prior experience includes serving as Director and Counsel for KKR Credit Advisors LLC, the asset manager arm of Kohlberg Kravis Roberts & Co. L.P. (2013 – 2015). Prior to that Mr. Felton served as counsel in the Financial Services Group at Dechert LLP from (2011 – 2013), as well as in various capacities, and ultimately as Senior Vice President and Deputy General Counsel for mutual funds, at Charles Schwab & Co., Inc. (1998 – 2011). Mr. Felton also worked as a staff attorney and served as the Enforcement Branch Chief for the San Francisco District Office of the SEC (1992 – 1998). Mr. Felton began his career as a litigation associate specializing in securities and banking litigation at Shearman & Sterling (1986 – 1992).

Table of Contents - Statement of Additional Information

Debra McGinty-Poteet. Ms. McGinty-Poteet has served as a Trustee since 2015 and has significant mutual fund industry experience, including her current and prior experience on mutual fund boards. Ms. McGinty-Poteet currently also serves an Independent Trustee for First Western Funds Trust. Prior to becoming a Trustee of the Trust, Ms. McGinty-Poteet served as the President and Interested Trustee for Brandes Investment Trust where she also oversaw the proprietary and sub-advisory mutual fund business for Brandes Investment Advisors (1999 – 2012). Ms. McGinty-Poteet previously served as Chief Operating Officer of North American Trust Company (1997 – 1998); Global Managing Director of Mutual Funds at Bank of America (1992 – 1996); and in various capacities, and ultimately as Global Head of Mutual Funds, at Security Pacific Bank (1982 – 1992).

Daniel Willey. Mr. Willey has served as a Trustee since 2015 and has significant work history and experience in the investment management industry. As a chief compliance officer, Mr. Willey has valuable experience in an oversight role and in working with regulatory compliance matters. Mr. Willey served as the Chief Compliance Officer of the United Nations Joint Staff Pension Fund (2009 - 2017). Prior to his current role, Mr. Willey served as the Chief Operating and Chief Compliance Officer of Barrett Associates, Inc. (investment adviser and affiliate of Legg Mason (2007 – 2009); President and Chief Executive Officer of TIMCO, Citigroup Asset Management (2004 – 2006); Head Equity Trader of TIMCO (1994 – 2004); Vice President, Shawmut National Bank (1992 – 1994); Investment Officer, State of Connecticut (1990 – 1992); Vice President, Bank of New England (Connecticut Bank & Trust) (1981 – 1990); Registered Representative, Tucker Anthony and R.L. Day, Inc. (1979 – 1981); and Assistant Analyst, The Travelers Insurance Company (1977 – 1979).

Dana Armour. Ms. Armour has served as a Trustee since 2015 and has experience, knowledge, and understanding of the mutual fund industry. Ms. Armour currently serves as an Executive Vice President of U.S. Bancorp Fund Services, LLC (since 2013), where she oversees the Relationship Management group and Fund Accounting department. Ms. Armour has served in various capacities since joining U.S. Bancorp Fund Services in 1992, and has extensive experience in 1940 Act, SEC, and Internal Revenue Service (“IRS”) compliance, and financial statement preparation. In addition, Ms. Armour has extensive experience in the oversight of regulatory examinations and providing support and assistance to mutual fund clients implementing new regulatory requirements.

Trust Committees

The Trust has three standing committees: the Governance and Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for making recommendations to the Board regarding various governance-related aspects of the Board’s responsibilities and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations by shareholders for consideration by the Governance and Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust Bylaws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust no less than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. [The Governance and Nominating Committee has not held any meetings as of the date of this SAI.]

Table of Contents - Statement of Additional Information

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. [The Audit Committee has held [  ] meetings as of the date of this SAI.]

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and the Interested Trustee of the Trust, and is overseen by the Board. The function of the Valuation Committee is to oversee and approve the fair value of securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee. The actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee has not held any meetings with respect to the Funds as of the date of this SAI.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Funds as of the calendar year ended December 31, 2016, which is prior to the inception date of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or any of their affiliates as of the same date.

Compensation

Independent Trustees each will receive an annual retainer of $20,000 allocated among each of the various portfolios comprising the Trust. In addition, the Independent Trustees will receive $1,500 per regularly-scheduled meeting attended or special meeting attended in-person, and $500 per any special meeting attended telephonically. Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended. These reimbursements will be allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any fees to, or reimburse expenses of, the Interested Trustee. Because the Funds had not commenced operations prior to the date of this SAI, the following compensation figures represent estimates for the Funds’ current fiscal year ending [________], 2018.

Table of Contents - Statement of Additional Information

Name of Person/ Position	Aggregate Compensation From the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Koji Felton, Independent Trustee	$[ ]	None	None	$[ ]
Debra McGinty Poteet, Independent Trustee	$[ ]	None	None	$[ ]
Daniel Willey, Independent Trustee	$[ ]	None	None	$[ ]
(1)	Trustees’ fees and expenses are allocated among the Funds and all other series comprising the Trust.
(2)
As of [  ], the Trust was comprised of [  ] portfolios (including the Funds) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. For the period ended [   ], 201[  ], aggregate Independent Trustees’ fees and expenses amounted to [$    .]

Codes of Ethics

The Trust, the Adviser and the distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Trust’s Proxy Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Trust Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted proxy policies, which may be amended from time to time. In voting proxies, the Adviser is guided by fiduciary principles. All proxies are to be voted solely in the best interests of the beneficial owners of the securities. A copy of the Adviser’s proxy voting policy is attached as Appendix S to this SAI.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds will be available without charge, upon request, by calling toll-free 833-MPROVED (833-677-6833) and on the SEC’s website at www.sec.gov.

Table of Contents - Statement of Additional Information

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

Since the Funds had not commenced operations prior to the date of this SAI, there are no principal shareholders or control persons of the Funds as of the date of this SAI and the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any of the Funds.

THE FUNDS’ INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Funds by Teramo Advisors, LLC (the “Adviser”) pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).

As compensation, each Fund will pay the Adviser a monthly management fee (accrued daily) in accordance with the incremental advisory fee schedule below based on the average daily net assets of each respective Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice to the Adviser when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.30% of the respective Fund’s average daily net assets.

Table of Contents - Statement of Additional Information

The Expense Cap will remain in effect through at least [__________], 2020 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three fiscal years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Caps (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment. Recoupment amounts may also include organizational expenses incurred prior to the commencement of operations subject to recoupment within three fiscal years of the date of such reimbursement.

Because the Funds commenced operations on or about the date of this SAI, the Funds neither paid nor accrued any management fees during the last three fiscal years.

Portfolio Managers

Ronald A. Santella serves as Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of the Fund.

Information regarding other accounts managed by Mr. Santella as of [________], 2017, is set forth below.

Ronald A. Santella

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Compensation

[INSERT PORTFOLIO MANAGER COMPENSATION DESCRIPTION]

Conflicts of Interest

[INSERT PORTFOLIO MANAGER CONFLICTS OF INTEREST DISCLOSURE]

As of the date of this SAI, neither of the Portfolio Managers beneficially own any shares of the Funds as the Funds had not commenced operations prior to the date of this SAI.

Table of Contents - Statement of Additional Information

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Funds or the determination of investment policy.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Funds, a fee based on each Fund’s current average daily net assets, subject to a minimum annual fee, and is entitled to certain out-of-pocket expenses. USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust. For its services, the Custodian receives a monthly fee based on a percentage of each Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out of pocket expenses. The Custodian’s address is 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. USBFS, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

[__________________________________] is the independent registered public accounting firm for the Funds and will perform an annual audit of each Fund’s financial statements and advise the Funds as to certain accounting matters.

Goodwin Procter LLP, 901 New York Avenue, NW Washington, DC 20001, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

[Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of over-the-counter securities usually includes an undisclosed commission or markup.

Table of Contents - Statement of Additional Information

In selecting brokers or counterparties for the Funds, the Adviser will use its best judgment to choose the broker and counterparties most likely to provide “best execution.” Brokers are selected on the basis of an evaluation by the Adviser of the overall value and quality of the brokerage services provide by such firms to clients of the Adviser, including the Funds. Such service and characteristics may include, but are not limited to: commission rates charged by the broker and the ability to minimize overall costs to the Adviser’s clients; possible adverse market impact of the order and/or the Adviser’s opinion of which broker is best able to handle the order to minimize adverse market impact; execution capability and expertise; responsiveness; trading infrastructure; and ability to accommodate any special execution orders or handling requirements. The Adviser’s choice of broker and counterparties is subject to a periodic, ongoing review by the Adviser’s Best Execution Committee.

In selecting brokers, the Adviser does not have an obligation to seek the lowest available cost, but rather may consider all relevant factors, including those noted above. As a result, the Adviser may pay transaction costs that would be higher than the Adviser may be able to obtain through another broker.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment manager to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The Adviser will limit the use of “soft dollars” to obtain research and brokerage services to services which constitute research and brokerage within the meaning of Section 28(e). Research services within Section 28(e) may include, but are not limited to, research reports (including market research); certain financial newsletters and trade journals; software providing analysis of securities portfolios; corporate governance research and rating services; attendance at certain seminars and conferences; discussions with research analysts; meetings with corporate executives; consultants’ advice on portfolio strategy; data services (including services providing market data, company financial data and economic data); advice from brokers on order execution; and certain proxy services. Brokerage services within Section 28(e) may include, but are not limited to, services related to the execution, clearing and settlement of securities transactions and functions incidental thereto (i.e., connectivity services between an investment manager and a broker-dealer and other relevant parties such as custodians); trading software operated by a broker-dealer to route orders; software that provides trade analytics and trading strategies; software used to transmit orders; clearance and settlement in connection with a trade; electronic communication of allocation instructions; routing settlement instructions; post trade matching of trade information; and services required by the SEC or a self-regulatory organization such as comparison services, electronic confirms or trade affirmations.]

Because the Funds had not commenced operations prior to the date of this SAI, the Funds have not yet paid brokerage commissions.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of a Fund upon liquidation or dissolution. The Funds, each as a separate series of the Trust, vote separately on matters affecting only the Funds (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

Table of Contents - Statement of Additional Information

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations. The Declaration of Trust further provides that Trustees shall have no power to bind any shareholder personally for the payment of any sum of money other than such as the shareholder may personally agree to pay.

DETERMINATION OF SHARE PRICE

The NAV of shares of a Fund will be determined once daily ordinarily as of the scheduled close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in a Fund’s portfolio securities on such days to materially affect the NAV per share.

In valuing a Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the market and not on NASDAQ are valued at the most recent trade price. All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which a Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ fair value procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ fair value procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Table of Contents - Statement of Additional Information

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Funds’ shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediaries directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediaries. Investors should check with their Financial Intermediaries to determine if it participates in these arrangements.

The public offering price of a Fund’s shares is the NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Funds’ Prospectus. In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, the Funds’ shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy a Fund’s shares must be readily marketable; their acquisition consistent with a Fund’s objective and otherwise acceptable to the Adviser and the Board.]

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from a Fund will be made as promptly as possible, but no later than seven days after receipt by the Funds’ transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Table of Contents - Statement of Additional Information

A redemption is generally treated for U.S. federal income tax purposes as a taxable sale of the redeemed shares, the consequences of which are described below in “Tax Information”.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ reasonable procedures, the Funds and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of a Fund’s assets). The Funds have reserved the right to pay the redemption price of their shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. An in-kind redemption is generally treated for U.S. federal income tax purposes as a taxable sale of the redeemed shares, the consequences of which are described below in “Tax Information.”

Each Fund may hold up to 15% of its net assets in illiquid securities. In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. Because the Funds may hold illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Table of Contents - Statement of Additional Information

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectus. Each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement addressing the U.S. federal income tax status of all distributions that relate to the previous year. You are responsible for the payment of taxes with respect to your investment in a Fund.

Tax Information

The following summary describes the material U.S. federal income tax consequences to United States Holders (as defined below) of shares in the Funds. This summary is based upon the Code, Treasury regulations promulgated thereunder, administrative pronouncements and judicial decisions, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. This summary addresses only shares that are held as capital assets within the meaning of Section 1221 of the Code and does not address all of the tax consequences that may be relevant to shareholders in light of their particular circumstances or to certain types of Shareholders subject to special treatment under the Code, including, without limitation, certain financial institutions, dealers in securities or commodities, traders in securities who elect to apply a mark-to-market method of accounting, insurance companies, tax-exempt organizations, partnerships or S-corporations (and persons who own their interest in shares through a partnership or S-corporation), expatriates of the United States, persons who are subject to alternative minimum tax, persons that have a “functional currency” other than the United States dollar, persons who hold shares as a position in a “straddle” or as a part of a “hedging,” “conversion” or “constructive sale” transaction for U.S. federal income tax purposes or persons who received their shares as compensation. This summary also does not address the state, local or foreign tax consequences of an investment in the Funds.

For purposes of this discussion, a “United States Holder” means a holder of shares that for U.S. federal income tax purposes is:

•	a citizen or resident of the United States;
•
a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, any State or the District of Columbia;

•	an estate, the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or

Table of Contents - Statement of Additional Information

•
a trust whose administration is subject to the primary supervision of a United States court and which has one or more United States persons who have the authority to control all of its substantial decisions, or which has a valid election in effect under applicable Treasury regulations to be treated as a United States person.

If a partnership (or other entity treated as a partnership for U.S. federal income tax purposes) holds shares, the tax treatment of a partner will generally depend upon the status of such person and the activities of the limited liability company or partnership. A shareholder that is a partnership should consult its own tax advisors regarding the treatment of its partners.

Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal income tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in a Fund.

Tax Treatment of the Funds

Each series of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Code, requiring it to comply with all applicable requirements regarding its income, assets and distributions. Provided that a Fund qualifies as a regulated investment company, it is eligible for a dividends paid deduction, allowing it to offset dividends it pays to shareholders against its taxable income; if a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund’s policy is to distribute to its shareholders all of its taxable income, including any net realized capital gains (taking into account any capital loss carry-forward of a Fund), each year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, and results in a Fund not being subject to any U.S. federal income or excise taxes. In particular, in order to avoid the non-deductible 4% excise tax, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax. However, a Fund can give no assurances that its distributions will be sufficient to eliminate all U.S. federal income taxes. The Funds are not required to consider tax consequences in making or disposing of investments.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested, including through corporations in which a Fund owns a 20% or greater voting interest, in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that a Fund controls (by owning 20% or more of their outstanding voting stock) and which are determined under Treasury regulations to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund must also distribute sufficient dividends to its shareholders each taxable year to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (as adjusted under Section 852(b)(2) of the Code, but not taking into account the Fund’s dividends paid deduction; in the case of a Fund generally consisting of interest and dividend income, less expenses) and 90% of the Fund’s net tax-exempt interest, if any.

Table of Contents - Statement of Additional Information

If a Fund fails to satisfy the requisite tests for qualification as a regulated investment company in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a regulated investment company for a tax year, and the relief provisions are not available, such Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of the Funds’ investment policy, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law. However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on such Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The qualified dividend treatment may be eliminated if a Fund’s shares held by an individual investor are held for less than 61 days, and the corporate-dividends received deduction may be eliminated if a Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions will be taxable to you even if the share price of a Fund has declined.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in a Fund’s shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Table of Contents - Statement of Additional Information

Tax Treatment of Certain Fund Investments

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a regulated investment company, affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund’s ability to recognize losses, and, in limited cases, subject to the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of a Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless such Fund elects to include the market discount in income as it accrues as discussed above.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

Table of Contents - Statement of Additional Information

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Tax Treatment of United States Holders – Taxation of Distributions

Distributions paid out of a Fund’s current and accumulated earnings and profits are generally dividends taxable at ordinary income rates to each shareholder. Dividends will be taxable to you even if the share price of a Fund has declined. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a nontaxable return of capital up to the amount of a shareholder’s tax basis in its shares, and then as capital gain.

For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends currently eligible for U.S. federal income taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. In the case of corporate shareholders, subject to certain limitations (not all of which are discussed herein), a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend and certain shareholder level holding period requirements (discussed further below) are met. The aggregate amount so reported to either individual or corporate shareholders cannot exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. Although no assurances can be provided, the Funds generally expect that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders. Qualified dividend treatment may be eliminated if Fund shares held by an individual investor are held for less than 61 days, and the corporate dividends-received deduction may be eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days. Distributions that a Fund receives from an ETF or an underlying fund taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Table of Contents - Statement of Additional Information

Distributions properly reported by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends received deduction or as qualified dividend income. Each Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Tax Treatment of United States Holders - Sales and Dispositions of Shares

The sale or exchange of Fund shares, including a redemption of Fund shares treated as a sale or exchange, is a taxable transaction for U.S. federal income tax purposes. A shareholder will generally recognize a capital gain or loss on any such transaction equal to the difference, if any, between the amount of its net sales proceeds and its adjusted tax basis in its Fund shares. Any capital gain or loss will be treated as long-term capital gain or loss if you held Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of United States Holders - Medicare Tax

A 3.8% Medicare tax is currently imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary and Capital Gain dividends and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.

Tax Treatment of Non-U.S. Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

Table of Contents - Statement of Additional Information

Tax Treatment of Tax-Exempt Shareholders.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from a Fund until a shareholder begins receiving payments from his or her retirement account. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) a Fund invests in residual interests of REMICs; (ii) a Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult their tax advisors regarding these issues.

Backup Withholding

The Funds may be required to withhold 28% of certain payments to a shareholder unless the shareholder has completed and submitted to a Fund a Form W-9 providing the shareholder’s taxpayer identification number and certifying under penalties of perjury: (i) that such number is correct, (ii) that (A) the shareholder is exempt from backup withholding, (B) the shareholder has not been notified by the IRS that the shareholder is subject to backup withholding as a result of an under-reporting of interest or dividends, or (C) the IRS has notified the shareholder that the shareholder is no longer subject to backup withholding, and (iii) the shareholder is a U.S. citizen or other U.S. person (as defined in IRS Form W-9); or (b) an exception applies under applicable law and Treasury regulations. Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s ultimate U.S. federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

FATCA and Similar Foreign Rules

The Foreign Account Tax Compliance Act, (“FATCA”) provisions of the Code impose a withholding tax of 30% on certain types of U.S. sourced income (e.g., dividends, interest, and other types of passive income) paid, and will be required to impose a 30% withholding tax on proceeds from the sale or other disposition of property producing U.S. sourced income paid effective January 1, 2019 to (i) foreign financial institutions (“FFIs”), including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain nonfinancial foreign entities (“NFFEs”), unless they certify certain information regarding their direct and indirect U.S. owners. FATCA withholding will apply to any shareholder that does not properly certify its status as a U.S. person, or, in the case of a non-U.S. shareholder, the basis for its exemption from FATCA withholding. If a Fund is required to withhold amounts from payments pursuant to FATCA, investors will receive distributions that are reduced by such withholding amounts.

Table of Contents - Statement of Additional Information

To implement FATCA, the U.S. government has entered into agreements with non-U.S. governments (and is otherwise bound via automatic exchange of information agreements in treaties) to provide reciprocal exchanges of taxpayer information to non-U.S. governments. The Funds will be required to perform due diligence reviews to classify non-U.S. entity investors for FATCA purposes. Shareholders agree to provide information necessary to allow the Funds to comply with the FATCA and similar foreign rules.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Funds’ principal underwriter and distributor in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Funds’ shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar upon a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Shareholder Servicing Plan

[In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Funds, the Adviser is authorized to engage financial institutions, securities dealers and other industry professionals (each a “Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds. Payments made pursuant to the Shareholder Servicing Plan shall not exceed [0.10%] of the average daily net asset value of each Fund’s shares.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Funds’ shares may be effected, and other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Prior to the date of this SAI, the Plan had not yet been implemented.]

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. These payments may be divided into categories as follows:

Table of Contents - Statement of Additional Information

Support Payments

Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events

The Adviser also may pay cash or non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediaries’ client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of Financial Intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

Because the Funds had not commenced operations prior to the date of this SAI, there are no financial statements available. Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

Table of Contents - Statement of Additional Information

APPENDIX A – PROXY VOTING POLICY

PROXY VOTING

Policy

Teramo, in its role as investment adviser to its Fund Clients, will have the responsibility to vote proxies for portfolio securities held on behalf of its Fund Clients. Due to the underlying investment strategies anticipated by the Firm, where portfolio securities will consist primarily of listed exchange traded funds (“ETFs”), the frequency in which the Firm expects to vote proxies is minimal, as the voting on behalf of the securities held in the ETFs will be done by the respective managers of each ETF, and not Teramo. In certain instances, the ETFS may issue shareholder proxies as the result corporate governance matters that may arise within each respective ETF. When prompted to vote a proxy for any of the ETFs, Teramo will follow the policy and procedures adopted herein.

The Firm’s policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Responsibility

The Chief Operating Officer is responsible for the implementation and monitoring of Teramo’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping. The Chief Operating Officer may delegate responsibility for the performance of these activities (provided that he or she maintains records evidencing individuals to whom authority has been delegated) but oversight and ultimate responsibility remain with the Chief Operating Officer.

Procedures

Teramo has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:

PROXY VOTING GUIDELINES

The guiding principle by which Teramo votes on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Teramo does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures

It is the general policy of the Firm to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, Teramo reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgement, the costs associated with voting such Proxy outweigh the benefits to Clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our Clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Teramo’s contractual obligations to our Clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Adviser believes appropriate).

As Teramo provides investment advisory services to registered, open-end investment companies, it will vote any proxies for the Fund clients in accordance with any applicable investment restrictions of each Fund client, if applicable.

CONFLICTS OF INTEREST IN CONNECTION WITH PROXY VOTING

The COO has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of Teramo’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact Teramo’s CCO. If any Covered Person is pressured or lobbied either from within or outside of the Firm with respect to any particular voting decision, he or she should contact Teramo’s CCO. The CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients.

Table of Contents - Statement of Additional Information

RECORDKEEPING & REGULATORY REPORTING

For all proxies voted, Teramo will retain all records related the manner in which it voted proxies for securities held by its Fund clients. The COO will be responsible for mainting all records related to the Firm’s proxy voting.

Form N-PX: On an annual basis, following the end of the 12-month period ending June 30, Teramo will furnish to the administrator of its Fund clients a full record detailing all how the Firm voted all proxies for the prior 12-month period.

Table of Contents - Statement of Additional Information

SERIES PORTFOLIOS TRUST (the “Trust”)
PART C

(Equable Shares Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 7, 2015.
	(ii)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 18, 2016.
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 2016.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreement between the Trust, on behalf of the Equable Shares Funds, and Teramo Advisors, LLC – to be filed by amendment.
(e)		Form of Distribution Agreement between the Trust, on behalf of the Equable Shares Funds, and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Form of Amendment to the Custodian Agreement – to be filed by amendment.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Form of Amendment to the Fund Administration Servicing Agreement – to be filed by amendment.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

(A)	Form of Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment.

(iii)	Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

1

(A)	Form of Amendment to the Transfer Agent Agreement – to be filed by amendment.

	(iv)	Shareholder Servicing Plan adopted by the Trust, on behalf of the Equable Shares Funds – [to be filed by amendment.]
	(v)	Power of Attorney (all Trustees) dated January 19, 2017 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2017.
	(vi)	Operating Expenses Limitation Agreement – to be filed by amendment.
(i)		Opinion and Consent of Counsel by Goodwin Procter LLP for the Equable Shares Funds – to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm by Cohen & Company LTD, – not applicable.
(k)		Omitted Financial Statements – not applicable.
(l)		Initial Capital Agreement – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
(m)		Rule 12b-1 Plan – not applicable.
(n)		Rule 18f-3 Plan – not applicable.
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.
	(ii)	Code of Ethics for Teramo Advisors, LLC – to be filed by amendment.
	(iii)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 5, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Bylaws, and Paragraph 8 of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

2

Item 31.  Business and Other Connections of Investment Adviser

The response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.
Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.

3

Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

4

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Investment Adviser	Teramo Advisors, LLC 1016 Collier Center Way, Suite 106 Naples, FL 34110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of December, 2017.

Series Portfolios Trust

By: /s/ John J. Hedrick*
       John J. Hedrick
       President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	December 15, 2017
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	December 15, 2017
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	December 15, 2017
Koji Felton

/s/ Dana L. Armour*	Trustee	December 15, 2017
Dana L. Armour

/s/ John J. Hedrick*	President and Principal	December 15, 2017
John J. Hedrick	Executive Officer

/s/ David A. Cox*	Treasurer and Principal	December 15, 2017
David A. Cox	Financial Officer

*By: /s/ John J. Hedrick
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney